Financing Transactions (Details Textual) (USD $)	1 Months Ended				12 Months Ended			1 Months Ended					12 Months Ended						1 Months Ended					12 Months Ended			1 Months Ended				12 Months Ended			1 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Teekay Offshore [Member]	Dec. 31, 2010 Teekay Offshore [Member]	Aug. 31, 2010 Teekay Offshore [Member]	Mar. 31, 2010 Teekay Offshore [Member]	Aug. 31, 2009 Teekay Offshore [Member]	Dec. 31, 2011 Teekay Offshore [Member]	Dec. 31, 2010 Teekay Offshore [Member]	Dec. 31, 2009 Teekay Offshore [Member]	Dec. 31, 2011 Teekay Tankers [Member]	Dec. 31, 2010 Teekay Tankers [Member]	Dec. 31, 2009 Teekay Tankers [Member]	Feb. 29, 2012 Teekay Tankers [Member] Common Class A [Member]	Feb. 28, 2011 Teekay Tankers [Member] Common Class A [Member]	Oct. 31, 2010 Teekay Tankers [Member] Common Class A [Member]	Apr. 30, 2010 Teekay Tankers [Member] Common Class A [Member]	Jun. 30, 2009 Teekay Tankers [Member] Common Class A [Member]	Dec. 31, 2009 Teekay Tankers [Member] Common Class A [Member]	Dec. 31, 2011 Teekay Tankers [Member] Common Class B [Member]	Dec. 31, 2010 Teekay Tankers [Member] Common Class B [Member]	Nov. 30, 2010 Teekay LNG [Member]	Jul. 31, 2010 Teekay LNG [Member]	Nov. 30, 2009 Teekay LNG [Member]	Mar. 31, 2009 Teekay LNG [Member]	Dec. 31, 2011 Teekay LNG [Member]	Dec. 31, 2010 Teekay LNG [Member]	Dec. 31, 2009 Teekay LNG [Member]	Nov. 30, 2011 Teekay [Member]	Jul. 31, 2011 Teekay [Member]	Mar. 31, 2011 Teekay [Member]	Dec. 31, 2011 Teekay [Member]
Equity Offerings by Subsidiaries (Textual) [Abstract]
Number of public offering common units	5,600,000		4,300,000					7,700,000	6,400,000	6,000,000	5,100,000	7,500,000							17,250,000	9,900,000	8,600,000	8,800,000	7,000,000				1,100,000	1,700,000	4,000,000	4,000,000
Number of units issued upon exercise of underwriter's overallotment option	3,700,000		600,000						840,000	787,500	660,000	975,000								1,300,000									450,650
Price of public offering, per unit	$ 33.40		$ 38.88						$ 27.84	$ 22.15	$ 19.48									$ 11.33
Gross proceeds of public offering	$ 187,400,000		$ 168,700,000					$ 226,300,000					$ 420,145,000	$ 419,989,000	$ 107,042,000	$ 112,054,000	$ 243,977,000	$ 68,600,000		$ 112,100,000											$ 356,133,000	$ 51,020,000	$ 170,237,000	$ 173,500,000	$ 20,400,000
General Partner's proportionate capital contribution					2.00%
Ownership percentage					33.00%				67.00%					67.00%											26.00%
Percentage of owned interest													33.00%			26.00%															40.10%						49.00%
Interest of Company's general partner													2.00%																		2.00%
Number of shares issued upon the exercise of the underwriter's overallotment option																					395,000	1,100,000
Price of public offering, per share												$ 14.32							$ 4.00		$ 12.15	$ 12.25		$ 9.80			$ 35.44	$ 29.18	$ 24.40	$ 17.60
Unregistered common share issued																						2,600,000
Amount Increases to retained earnings					124,247,000	123,203,000,000	41,169,000						124,200,000	84,900,000	26,900,000	124,200,000	17,700,000	1,700,000													124,200,000	20,600,000	12,600,000
Voting Rights																									Five Votes Per Share
Common Stock, Maximum Voting Power																										49.00%
Acquisition cost of Sevan Marine ASA				386,300,000
Payments made for the acquisition	372,845,000			175,000,000
Distributions Made at The Time of Acquisition				15,000,000
Amount decreases to retained earnings																																				$ 94,800,000
Private Placement of Common Units to a Group of Institution	7,300,000	700,000
Price of Private offering, per unit	$ 23.90	$ 28.04